Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax provision
United States	$ 4,455
Foreign	819,486	1,710,727	1,761,658
Total	823,942	1,710,727	1,761,658
Deferred tax expense (benefit)
United States		319,252	(319,252)
Foreign
Total		$ 319,252	$ (319,252)